Shareholders’ Equity - Schedule of Warrants Exercisable Into Ordinary Shares (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2026 (in Shares) | shares	7,807,740
Warrants exercisable as of June 30, 2026	$ 7,807,740
April 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2026 (in Shares) | shares	5,193
Average exercise price per share	$ 12.6
Warrants exercisable as of June 30, 2026	$ 5,193
Exercisable through	April 2029
July 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2026 (in Shares) | shares	1,298
Average exercise price per share	$ 12.6
Warrants exercisable as of June 30, 2026	$ 1,298
Exercisable through	April 2029
August 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2026 (in Shares) | shares	471,605
Average exercise price per share	$ 3.61
Warrants exercisable as of June 30, 2026	$ 471,605
Exercisable through	August 2026	[1]
June 2025 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2026 (in Shares) | shares	7,289,644
Average exercise price per share	$ 4.5
Warrants exercisable as of June 30, 2026	$ 7,289,644
Exercisable through	June 2027	[1]
April 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2026 (in Shares) | shares	40,000
Average exercise price per share	$ 3.61
Warrants exercisable as of June 30, 2026	$ 40,000
Exercisable through	August 2031

[1]	See Note 5c for warrants and pre-funded warrants that were exercised during the six-month period ended June 30, 2026.